Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail) - Pemex industrial transformation [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Exchange_Rate	Jun. 30, 2020 USD ($)	Dec. 31, 2020 Exchange_Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.68%	6.30%
Average crude oil price | $	$ 54.56	$ 50.29
Average gas price | $	4.69	5.27
Average condensates price | $	$ 63.77	$ 56.67
Gas [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	7 years	7 years
Discount rate	10.00%	9.72%
Period	2021-2027
Rate of U.S. dollar | Exchange_Rate	19.8027		22.9715
Petrochemicals [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	6 years	7 years
Discount rate	8.18%	8.81%
Period	2021-2026
Rate of U.S. dollar | Exchange_Rate	19.8027		22.9715
Refining [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	921	775
Useful lives of the cash generating units	11 years	12 years
Discount rate	8.95%	11.63%
Period	2021-2032
Average crude oil price | $	$ 56.61	$ 35.50
Rate of U.S. dollar | Exchange_Rate	19.8027		22.9715
Ethylene [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	5 years	6 years
Discount rate	8.18%	8.17%
Period	2021-2025
Rate of U.S. dollar | Exchange_Rate	19.8027		22.9715